Dechert LLP 1900 K Street, N.W. Washington, DC 20006-1100 +1 202 261 3300 Main +1 202 261 3333 Fax
DEVON ROBERSON Associate Devon.Roberson@dechert.com +1 202 261 3477 Direct +1 202 261 3333 Fax

November 3, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 940 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information for the Stablecoin Reserves Fund, a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on October 29, 2025.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3477.

Sincerely,

/s/ Devon Roberson
Devon Roberson